Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts receivable
Accounts receivable consisted of the following:

	December 31
$ in millions	2015	2014
Due from U.S. Government
Billed	$506	$536
Unbilled	7,699	6,806
Progress and performance-based payments received	(6,140)	(5,150)
	2,065	2,192
Due from International and Other Customers(1)
Billed	223	283
Unbilled	3,713	3,461
Progress and performance-based payments received	(3,101)	(3,062)
	835	682
Total accounts receivable	2,900	2,874
Allowance for doubtful accounts	(59)	(68)
Total accounts receivable, net	$2,841	$2,806